Statements of Operations - Quarterly (USD $)	3 Months Ended
Mar. 31, 2014 Quarterly Member
Revenues
Operating expenses:
Amortization	5,025
Office expenses	1,080
Total operating expenses	6,105
Loss from operations	(6,105)
Total loss before income taxes	(6,105)
Provision for Income Taxes
Net loss	$ (6,105)